Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Assets and liabilities measured on a nonrecurring basis

	Thousands of Yen
						Impairment
	Level 1		Level 2		Level 3	loss
As of June 30, 2024
Assets
Leasehold improvements	¥	―	¥	―	¥311,677	¥	―
Right-of-use asset - operating lease		―		―	1,958,629		―
Trademark		―		―	113,271		―
Total	¥	―	¥	―	¥2,383,577	¥	―

As of December 31, 2023
Assets
Leasehold improvements	¥	―	¥	―	¥349,244	¥	―
Right-of-use asset - operating lease		―		―	2,089,402		―
Trademark		―		―	121,308		―
Total	¥	―	¥	―	¥2,559,954	¥	―

	Thousands of Yen
	Level 1		Level 2		Level 3	Impairment loss
Year ended December 31, 2023
Assets
Leasehold improvements	¥	―	¥	―	¥349,244	¥	―
Right-of-use asset - operating lease		―		―	2,089,402		―
Trademark		―		―	121,308		―
Total	¥	―	¥	―	¥2,559,954	¥	―

Year ended December 31, 2022
Assets
Leasehold improvements	¥	―	¥	―	¥353,425	¥	―
Right-of-use asset - operating lease		―		―	1,955,354		―
Trademark		―		―	137,351		―
Total	¥	―	¥	―	¥2,446,130	¥	―

Year ended December 31, 2021
Assets
Leasehold improvements	¥	―	¥	―	¥359,376		¥3,165
Right-of-use asset - operating lease		―		―	1,824,095		20,979
Trademark		―		―	153,458		38,922
Reacquired franchise rights		―		―	8,639		145
Total	¥	―	¥	―	¥2,345,568		¥63,211